Aston Funds

Aston/ABN AMRO Investor Money Market Fund	ABN AMRO Money Market Fund
ABN AMRO Government Money Market Fund	ABN AMRO Tax-Exempt Money Market Fund
ABN AMRO Institutional Prime Money Market Fund	ABN AMRO Treasury Money Market Fund
(each a “Fund” and collectively, the “Funds”)
IMPORTANT NOTICE
Supplement dated August 29, 2008, as further supplemented October 17, 2008, to the
Class N, Class S & I and Class Y & YS Prospectuses dated February 29, 2008
This Supplement provides new and additional information beyond that contained in the applicable prospectus and should be retained and read in conjunction with the prospectus.
NAME CHANGE
     ABN AMRO Asset Management, Inc. (“AAAM”) or its predecessors have served as the investment adviser to each Fund since its inception. On August 1, 2008, AAAM was merged into Fortis Investment Management USA, Inc. (“FIM”) and FIM became the Funds’ adviser, which was the final stage of a series of transactions in connection with the completion of a tender offer for substantially all of the shares of ABN AMRO Holdings N.V., AAAM’s ultimate parent company, by a consortium including Fortis N.V. (the “Tender Offer”). Shareholders of each Fund previously approved a new investment advisory agreement in connection with the Tender Offer. In connection with the integration of AAAM and FIM, each Fund changed its name effective August 1, 2008, as follows:

New Fund Name	Former Fund Name
Aston/Fortis Investor Money Market Fund	Aston/ABN AMRO Investor Money Market Fund
Fortis Government Money Market Fund	ABN AMRO Government Money Market Fund
Fortis Institutional Prime Money Market Fund	ABN AMRO Institutional Prime Money Market Fund
Fortis Money Market Fund	ABN AMRO Money Market Fund
Fortis Tax-Exempt Money Market Fund	ABN AMRO Tax-Exempt Money Market Fund
Fortis Treasury Money Market Fund	ABN AMRO Treasury Money Market Fund
     Each Fund’s investment objective and portfolio management team remains the same.
     Fortis Investment Management USA, Inc., 75 State Street, Boston, Massachusetts 02109, is the investment adviser to each Fund. As of July 1, 2008, FIM had approximately $33.5 billion in assets under management. As a result of the current financial crisis, the governments of the Netherlands, Belgium and Luxembourg have taken various actions to infuse capital into certain banks that are within the chain of ownership or directly or indirectly own FIM, and currently own all of the equity interests in such banks. The government ownership of such entities is expected to be an interim step, pending the sale of such businesses to the private sector.
PARTICIPATION IN U.S. DEPARTMENT OF THE TREASURY TEMPORARY GUARANTEE PROGRAM
     On October 3, 2008, the Board of Trustees of Aston Funds (the “Board”) approved the participation of each of Aston/Fortis Investor Money Market Fund, Fortis Government Money Market Fund, Fortis Institutional Prime Money Market Fund, Fortis Money Market Fund and Fortis Tax-Exempt Money Market Fund (the “Participating Funds”) in U.S. Department of the Treasury’s Temporary Guarantee Program (“Program”) for money market funds. A Fund’s participation in the Program is not certain until the U.S. Department of the Treasury reviews and accepts the Fund’s guarantee agreement. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if a Participating Fund’s net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund’s net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion. The U.S. Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.
     The Program terminates on December 18, 2008, but may be later extended by the Treasury Department to terminate no later than September 18, 2009. If the Treasury Department extends the Program, the Board will consider whether to continue to participate.
     Each Participating Fund will bear the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participation in the Program for the first three months is 0.01% of the net asset value of a Participating Fund as of September 19, 2008.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.
For more information, please call Aston Funds: 800 992-8151
or visit our Web site at www.astonfunds.com
AST SUP YYSIS MM 1008

Aston Funds

Aston/ABN AMRO Growth Fund	Aston/ABN AMRO Global Real Estate Fund
Aston/ABN AMRO Investor Money Market Fund	Aston/ABN AMRO Real Estate Fund
(each a “Fund” and collectively, the “Funds”)
Supplement dated August 29, 2008, as further supplemented October 17, 2008, to the
Class N, Class I and Class R Prospectuses dated February 29, 2008
IMPORTANT NOTICE
This Supplement provides new and additional information beyond that contained in the applicable prospectus and should be retained and read in conjunction with the prospectus.
NAME CHANGE
     ABN AMRO Asset Management, Inc. (“AAAM”) or its predecessors have served as the investment adviser to the Aston/ABN AMRO Investor Money Market Fund (the “Money Market Fund”) and as investment adviser or subadviser to the Aston/ABN AMRO Global Real Estate Fund and Aston/ABN AMRO Real Estate Fund (collectively, the “Real Estate Funds”) since each Fund’s inception. On August 1, 2008, AAAM merged into Fortis Investment Management USA, Inc. (“FIM”) and FIM became the Money Market Fund’s adviser and the Real Estate Funds’ subadviser. The merger was the final stage of a series of transactions in connection with the completion of a tender offer for substantially all of the shares of ABN AMRO Holdings N.V., AAAM’s ultimate parent company, by a consortium including Fortis N.V. (the “Tender Offer”). In connection with the Tender Offer, shareholders of the Money Market Fund previously approved a new investment advisory agreement with AAAM, or its successor, and shareholders of the Real Estate Funds received an information statement regarding the Board’s approval of the continuance of a sub-investment advisory agreement with AAAM, or its successor, for each Real Estate Fund pursuant to the terms of a manager-of-managers exemptive order applicable to those Funds. In connection with the integration of AAAM and FIM, each Fund changed its name effective August 1, 2008, as follows:

New Fund Name	Former Fund Name
Aston/Fortis Global Real Estate Fund	Aston/ABN AMRO Global Real Estate Fund
Aston/Fortis Real Estate Fund	Aston/ABN AMRO Real Estate Fund
Aston/Fortis Investor Money Market Fund	Aston/ABN AMRO Investor Money Market Fund
Aston Growth Fund*	Aston/ABN AMRO Growth Fund

*	Aston Growth Fund has not been sub-advised by AAAM since January 1, 2008.
     Each Fund’s investment objective and portfolio management team remains the same.
     Fortis Investment Management USA, Inc., 75 State Street, Boston, Massachusetts 02109, is the investment adviser to Aston/Fortis Investor Money Market Fund and subadviser to Aston/Fortis Global

Real Estate Fund and Aston/Fortis Real Estate Fund. As of July 1, 2008, FIM had approximately $33.5 billion in assets under management. As a result of the current financial crisis, the governments of the Netherlands, Belgium and Luxembourg have taken various actions to infuse capital into certain banks that are within the chain of ownership or directly or indirectly own FIM, and currently own all of the equity interests in such banks. The government ownership of such entities is expected to be an interim step, pending the sale of such businesses to the private sector.
     FIM may use the resources of affiliates located outside the United States in reliance on the terms of a no-action letter granted to AAAM by the Securities and Exchange Commission in 1997 governing the use of “Participating Affiliates.” Non-U.S. affiliates and their associated persons who provide services to U.S. clients are subject to the supervision of FIM and other conditions of the no-action letter.
MONEY MARKET FUND TO PARTICIPATE IN U.S. DEPARTMENT OF THE TREASURY TEMPORARY GUARANTEE PROGRAM
     On October 3, 2008, the Board of Trustees of Aston Funds (the “Board”) approved the Money Market Fund’s participation in U.S. Department of the Treasury’s Temporary Guarantee Program (“Program”) for money market funds. The Money Market Fund’s participation in the Program is not certain until the U.S. Department of the Treasury reviews and accepts the Fund’s guarantee agreement. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Money Market Fund at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if the Money Market Fund’s net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund’s net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion. The U.S. Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.
     The Program terminates on December 18, 2008, but may be later extended by the Treasury Department to terminate no later than September 18, 2009. If the Treasury Department extends the Program, the Board will consider whether to continue to participate.
     The Money Market Fund will bear the expense of its participation in the Program. The fee for participation in the Program for the first three months is 0.01% of the net asset value of Money Market Fund as of September 19, 2008.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.
For more information, please call Aston Funds: 800 992-8151
or visit our Web site at www.astonfunds.com
AST SUP NIR MM 1008

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